Financial risk management - Metal and input price risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial risk management [Line Items]
Percentage of changes in differences on commodity price recognised in net earnings and other comprehensive income	10.00%
Gold price
Financial risk management [Line Items]
Impact on net earnings (loss) due to 10 percent change in price	$ 71.6	$ (62.0)
Copper price
Financial risk management [Line Items]
Impact on net earnings (loss) due to 10 percent change in price	21.0	(17.0)
Fuel and electricity price
Financial risk management [Line Items]
Impact on net earnings (loss) due to 10 percent change in price	$ 5.4	$ (5.9)